UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP
           --------------------------------------------------
Address:   Two Greenwich Plaza, 4th Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

     Form 13F File Number:  028-13303
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Zweig
           --------------------------------------------------
Title:     General Counsel and Chief Compliance Officer
           --------------------------------------------------
Phone:     203-485-5270
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Matthew Zweig             Greenwich, Connecticut     August 15, 2011
----------------------------   ------------------------  -------------------
       [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              36
                                               -------------

Form 13F Information Table Value Total:          $3,467,297
                                              -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       CL A             002896207   90,826 1,357,238 SH       SOLE                1,357,238
AGILENT TECHNOLOGIES INC     COM              00846U101  134,130 2,624,345 SH       SOLE                2,624,345
AMAZON COM INC               COM              023135106  111,162   543,606 SH       SOLE                  543,606
AMERISOURCEBERGEN CORP       COM              03073E105   88,011 2,125,880 SH       SOLE                2,125,880
APPLE INC                    COM              037833100  221,638   660,284 SH       SOLE                  660,284
BAIDU INC                    SPON ADR REP A   056752108   83,168   593,509 SH       SOLE                  593,509
C H ROBINSON WORLDWIDE INC   COM NEW          12541W209   68,705   871,443 SH       SOLE                  871,443
CITRIX SYS INC               COM              177376100   75,067   938,333 SH       SOLE                  938,333
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  117,847 1,606,856 SH       SOLE                1,606,856
COVIDIEN PLC                 SHS              G2554F113  107,434 2,018,305 SH       SOLE                2,018,305
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100  110,178 2,557,512 SH       SOLE                2,557,512
E M C CORP MASS              COM              268648102  109,211 3,964,090 SH       SOLE                3,964,090
EOG RES INC                  COM              26875P101   68,484   655,032 SH       SOLE                  655,032
EXPRESS SCRIPTS INC          COM              302182100  102,585 1,900,435 SH       SOLE                1,900,435
FMC TECHNOLOGIES INC         COM              30249U101  101,143 2,258,153 SH       SOLE                2,258,153
FOSSIL INC                   COM              349882100   57,332   487,017 SH       SOLE                  487,017
GOOGLE INC                   CL A             38259P508   84,557   166,983 SH       SOLE                  166,983
LAUDER ESTEE COS INC         CL A             518439104  111,182 1,056,966 SH       SOLE                1,056,966
LIBERTY GLOBAL INC           COM SER A        530555101   57,060 1,266,879 SH       SOLE                1,266,879
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100  103,670 2,691,342 SH       SOLE                2,691,342
MONSANTO CO NEW              COM              61166W101  101,437 1,398,358 SH       SOLE                1,398,358
NETAPP INC                   COM              64110D104  115,217 2,182,966 SH       SOLE                2,182,966
NEWS CORP                    CL A             65248E104  101,286 5,722,395 SH       SOLE                5,722,395
PENN WEST PETE LTD NEW       COM              707887105   72,716 3,150,627 SH       SOLE                3,150,627
PIONEER NAT RES CO           COM              723787107   93,051 1,038,862 SH       SOLE                1,038,862
POLO RALPH LAUREN CORP       CL A             731572103  123,251   929,422 SH       SOLE                  929,422
PRICELINE COM INC            COM NEW          741503403  106,942   208,900 SH       SOLE                  208,900
ROCKWELL AUTOMATION INC      COM              773903109   92,030 1,060,743 SH       SOLE                1,060,743
SALESFORCE COM INC           COM              79466L302   74,109   497,441 SH       SOLE                  497,441
SBA COMMUNICATIONS CORP      COM              78388J106   23,498   615,293 SH       SOLE                  615,293
SCHLUMBERGER LTD             COM              806857108  168,235 1,947,159 SH       SOLE                1,947,159
SOTHEBYS                     COM              835898107  120,043 2,759,603 SH       SOLE                2,759,603
TD AMERITRADE HLDG CORP      COM              87236Y108  110,744 5,676,252 SH       SOLE                5,676,252
UNION PAC CORP               COM              907818108   65,904   631,262 SH       SOLE                  631,262
VMWARE INC                   CL A COM         928563402   74,125   739,550 SH       SOLE                  739,550
WEBMD HEALTH CORP            COM              94770V102   21,319   467,730 SH       SOLE                  467,730
